Note 9 - Income Taxes (Detail) - Reconciliation of Income Tax Provision (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended					70 Months Ended
	Dec. 31, 2006	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Sep. 30, 2012
Net loss for the year	$ (18,500)	$ (658,973)	$ (5,337,700)	$ (3,278,555)	$ (3,662,252)	$ (1,713,771)	$ (4,819,760)	$ (5,337,700)	$ (3,662,252)	$ (440,374)	$ (65,770)	$ (232,602)	$ (11,470,969)
Effective statutory rate								34.00%	34.00%
Expected tax recovery								(1,814,818)	(1,245,166)
Net effects of non deductible items								1,060,511	1,068,040
Valuation allowance								$ 754,307	$ 177,126